SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Statements Line Items
SHARE CAPITAL [Text Block]
13.	SHARE CAPITAL

(a) Management of Capital

The Company considers the items included in the consolidated statement of changes in equity as capital. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares through private placements, convertible debentures, asset acquisitions or return capital to shareholders. As at December 31, 2018, the Company is not subject to externally imposed capital requirements.

(b) Public Offerings

In April 2018, the Company filed a short form base shelf prospectus that qualifies for the distribution of up to CAN$150 million of common shares, debt securities, warrants or units of the Company comprising any combination of common shares and warrants (the “Securities”). The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws. The distribution of Securities may be effected from time to time in one or more transactions at a fixed price or prices, which may be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are deemed to be “At- The-Market” (“ATM”) distributions.

On June 13, 2018, the Company entered into an ATM equity facility with BMO Capital Markets (the lead agent), CIBC Capital Markets, H.C. Wainwright & Co., HSBC and TD Securities (together, the “Agents”). Under the terms of this ATM facility, the Company may, from time to time, sell common stock having an aggregate offering value of up to $35.7 million on the New York Stock Exchange. The Company determines, at its sole discretion, the timing and number of shares to be sold under the ATM facility. During the year ended December 31, 2018, the Company issued 3,165,642 common shares under the ATM facility at an average price of $2.61 per share for gross proceeds of $8,273, less commission of $186.

During the year ended December 31, 2018, the Company also recognized $105 of additional deferred transaction costs, related to the ATM financing as share issuance costs, which have been presented net of share capital.

Subsequent to December 31, 2018, the Company issued 635,171 common shares under the ATM facility at an average price of $2.23 per share for gross proceeds of $1,419, less commission of $32.

(c) Purchase Options

Options to purchase common shares have been granted to directors, officers, employees and consultants pursuant to the Company’s current stock option plan, approved by the Company’s shareholders in fiscal 2009 and re-ratified in 2018, at exercise prices determined by reference to the market value on the date of grant. The stock option plan allows for, with approval by the Board, granting of options to its directors, officers, employees and consultants to acquire up to 7.0% of the issued and outstanding shares at any time.

The following table summarizes the status of the Company’s stock option plan and changes during the year:

Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2018		December 31, 2017

				Weighted
	Number	Weighted average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of year	5,792,800	$4.00	4,458,050	$3.93
Granted	1,262,500	$3.80	1,572,000	$4.32
Exercised	(127,000)	$2.65	(60,000)	$3.03
Cancelled	(940,500)	$4.15	(177,250)	$5.49
Outstanding, end of the period	5,987,800	$3.96	5,792,800	$4.00

Options exercisable at the end of the period	4,946,300	$3.96	4,509,600	$3.91

The following table summarizes the information about stock options outstanding at December 31, 2018:

Expressed in Canadian dollars
	Options Outstanding			Options exercisable

	Number	Weighted Average	Weighted	Number	Weighted
	Outstanding	Remaining	Average	Exercisable	Average
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2018	(Number of Years)	Price	December 31, 2018	Price

$2.00 - $2.99	1,009,500	1.4	$2.65	1,009,500	$2.65
$3.00 - $3.99	1,250,500	4.4	$3.80	478,400	$3.80
$4.00 - $4.99	3,727,800	2.4	$4.37	3,458,400	$4.37
	5,987,800	2.6	$3.96	4,946,300	$3.96

During the year ended December 31, 2018, the Company recognized share-based compensation expense of $1,976 (December 31, 2017 - $2,759) based on the fair value of the vested portion of options granted in the current and prior years. The weighted-average fair values of stock options granted and the assumptions used to calculate the related compensation expense have been estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
Weighted-average fair value of option in CAN$	$1.96	$2.30
Risk-free interest rate	2.05%	0.85%
Expected dividend yield	0%	0%
Expected stock price volatility	69%	73%
Expected option life in years	3.79	3.86

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of options granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the option grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the options. The Company amortizes the fair value of stock options on a graded basis over the respective vesting period of each tranche of stock options awarded. As at December 31, 2018, the unvested share option expense not yet recognized was $643 (December 31, 2017 - $841) which is expected to be recognized over the next 20 months

(d)    Deferred Share Units

The Company has a Deferred Share Unit (“DSU”) plan whereby deferred share units may be granted to independent directors of the Company in lieu of compensation in cash or share purchase options. The DSUs vest immediately and are redeemable for cash based on the market value of the units at the time of a director’s retirement.

Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2018		December 31, 2017

		Weighted		Weighted
	Number	Average Grant	Number	Average Grant
	of units	Price	of units	Price

Outstanding, beginning of year	548,392	$3.44	510,560	$3.39
Granted	103,884	$3.68	37,832	$4.11
Redeemed	-	-	-	-
Outstanding, end of period	652,276	$3.48	548,392	$3.44

Fair value at period end	652,276	$2.94	548,392	$3.02

During the year ended December 31, 2018, the Company recognized an expense on director’s compensation related to DSUs, which is included in general and administrative salaries, wages and benefits, of $88 (December 31, 2017 – recovery of $484 based on the fair value of new grants and the change in the fair value of the DSUs granted in the current and prior years. As of December 31, 2018, there are 652,276 deferred share units outstanding (December 31, 2017 – 548,392) with a fair market value of $1,407 (December 31, 2017 - $1,319) recognized in accounts payable and accrued liabilities.

(e)    Share Appreciation Rights

As part of the Company’s bonus program, the Company grants share appreciation rights (“SARs”) to its employees in Mexico and Chile. The SARs are subject to vesting conditions and, when exercised, constitute a cash bonus based on the value of the appreciation of the Company’s common shares between the SARs grant date and the exercise date.

	Year Ended		Year Ended
	December 31, 2018		December 31, 2017

		Weighted		Weighted
	Number	Average Grant	Number	Average Grant
	of units	Price	of units	Price

Outstanding, beginning of year	911,993	$3.80	579,660	$4.20
Granted	-	-	489,000	$3.30
Exercised	(96,661)	$2.21	(46,668)	$2.21
Cancelled	(121,332)	$3.96	(109,999)	$4.38
Outstanding, end of period	694,000	$3.99	911,993	$3.80

Exercisable at the end of the period	553,679	$4.16	212,672	$3.69

During the year ended December 31, 2018, the Company recognized a recovery related to SARs, which is included in operation and exploration salaries, wages and benefits, of $245 (December 31, 2017 – recovery of $139) based on the fair value of new grants and the change in the fair value of the SARs granted in the current and prior years. As of December 31, 2018, there are 694,000 SARs outstanding (December 31, 2017 – 911,993) with a fair market value of $72 (December 31, 2017 - $341) recognized in accounts payable and accrued liabilities.

The SARs are valued using an option pricing model, which requires the input of highly subjective assumptions. The expected life of the SARs considered such factors as the average length of time similar grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of SARs granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the SAR grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the SARs. The Company amortizes the fair value of SARs on a graded basis over the respective vesting period of each tranche of SARs awarded.

(f)    Performance Share Units Plan

The Company has a Performance Share Unit (“PSU”) plan whereby performance share units may be granted to employees of the Company. Once performance conditions have been met, a PSU is redeemable into one common share entitling the holder to receive the common share for no additional consideration. The maximum number of common shares authorized for issuance from treasury under the PSU plan is 1,000,000.

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
	Number of units	Number of units

Outstanding, beginning of year	200,000	325,000
Granted	446,000	200,000
Cancelled	(30,000)	-
Settled for shares	-	(193,825)
Settled for cash	-	(131,175)
Outstanding, end of period	616,000	200,000

There were 446,000 PSUs granted during the year ended December 31, 2018 (December 31, 2017 – 200,000). The PSUs vest at the end of a three-year period if certain pre-determined performance and vesting criteria are achieved. Performance criteria is based on the Company’s share price performance relative to a representative group of other mining companies. 170,000 PSUs vest on May 3, 2020 and 446,000 PSUs vest on May 3, 2021.

During the year ended December 31, 2018, the Company recognized share-based compensation expense of $450 related to the PSUs (December 31, 2017 –$101).

On April 12, 2017, 193,825 common shares were issued and $449 was paid in cash in settlement of 325,000 vested PSUs granted in 2016.

(g)    Diluted Earnings per Share

	Year Ended
	December 31,	December 31,
	2018	2017
Net earnings (loss)	$(12,439)	$9,684
Basic weighted average number of shares outstanding	128,600,421	127,340,834
Effect of dilutive securities:
Stock options	-	416,739
Performance share units	-	200,000
Diluted weighted average number of share outstanding	128,600,421	127,957,573

Diluted earnings (loss) per share	$(0.10)	$0.08

As of December 31, 2018, there are 4,978,300 anti-dilutive stock options (December 31, 2017 – 3,905,800 stock options).